BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2016
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements of Enbridge Inc. (Enbridge or the Company) have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and Regulation S-X for interim consolidated financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete consolidated financial statements and should be read in conjunction with the Company’s amended consolidated financial statements and notes thereto for the year ended December 31, 2015 filed on May 12, 2016. In the opinion of management, the interim consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, with the exception of an out-of-period adjustment further described in Note 3, Segmented Information, which management considers necessary to present fairly the Company’s financial position as at June 30, 2016 and results of operations and cash flows for the three and six months ended June 30, 2016 and 2015. These interim consolidated financial statements follow the same significant accounting policies as those included in the Company’s amended consolidated financial statements as at and for the year ended December 31, 2015, except for the adoption of new standards (Note 2). Amounts are stated in Canadian dollars unless otherwise noted.

The Company’s operations and earnings for interim periods can be affected by seasonal fluctuations within the gas distribution utility business, as well as other factors such as the supply of and demand for crude oil and natural gas.

REPORTABLE SEGMENTS

Effective January 1, 2016, as a result of the recent changes from restructuring its Canadian Liquids Pipelines business (Canadian Restructuring Plan), Enbridge revised its reportable segments to better reflect the underlying operations of the Company. Enbridge conducts its business through five business segments: Liquids Pipelines; Gas Distribution; Gas Pipelines and Processing; Green Power and Transmission; and Energy Services, as discussed below. The Company believes this new format more clearly describes the financial performance of its business segments, provides increased transparency with respect to operational results and aligns with business segment decision making and management.

Comparative amounts presented on a segmented basis have been restated accordingly to be consistent with the current period reportable segments.

LIQUIDS PIPELINES

Liquids Pipelines consists of common carrier and contract crude oil, natural gas liquids (NGL) and refined products pipelines and terminals in Canada and the United States, including Canadian Mainline, Lakehead Pipeline System (Lakehead System), Regional Oil Sands System, Mid-Continent and Gulf Coast, Southern Lights Pipeline, Bakken System and Feeder Pipelines and Other.

GAS DISTRIBUTION

Gas Distribution consists of the Company’s natural gas utility operations, the core of which is Enbridge Gas Distribution Inc., which serves residential, commercial and industrial customers, primarily in central and eastern Ontario as well as northern New York State. This business segment also includes natural gas distribution activities in Quebec and New Brunswick and the Company’s investment in Noverco Inc. (Noverco).

GAS PIPELINES AND PROCESSING

Gas Pipelines and Processing consists of investments in natural gas pipelines and gathering and processing facilities. Investments in natural gas pipelines include the Company’s interests in the Alliance Pipeline, the Vector Pipeline (Vector) and transmission and gathering pipelines in the Gulf of Mexico. Investments in natural gas processing include the Company’s interest in Aux Sable, a natural gas extraction and fractionation business located near the terminus of the Alliance Pipeline, Canadian Midstream assets located in northeast British Columbia and northwest Alberta and United States Midstream assets located primarily in Texas and Oklahoma.

GREEN POWER AND TRANSMISSION

Green Power and Transmission consists of the Company’s investments in renewable energy assets and transmission facilities. Renewable energy assets consist of wind, solar, geothermal and waste heat recovery facilities and are located in Canada primarily in the provinces of Alberta, Ontario and Quebec and in the United States primarily in Colorado, Texas and Indiana.

ENERGY SERVICES

The Energy Services businesses in Canada and the United States undertake physical commodity marketing activity and logistical services, oversee refinery supply services and manage the Company’s volume commitments on Alliance Pipeline, Vector and other pipeline systems.

ELIMINATIONS AND OTHER

In addition, Eliminations and Other includes operating and administrative costs and foreign exchange costs which are not allocated to business segments. Also included in Eliminations and Other are new business development activities, general corporate investments and elimination of transactions between segments required to present financial performance and financial position on a consolidated basis.